Condensed Consolidated Interim Statements of Comprehensive Income - MXN ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net revenues
Domestic		$ 218,906,899	$ 334,388,776	$ 461,221,788	$ 588,042,769
Incentive for automotive fuels		(374)	64,529,190	19,163	75,055,185
Export		193,673,015	319,782,918	369,251,985	570,732,383
Services income		1,577,316	1,076,640	2,102,903	3,267,716
Total revenues		414,156,856	719,777,524	832,595,839	1,237,098,053
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(25,947,103)	47,787,490	(66,084,491)	64,128,110
Cost of sales		328,562,776	473,350,048	632,545,139	798,798,083
Gross income		59,646,977	294,214,966	133,966,209	502,428,080
Other revenues (expenses):
Distribution, transportation and sale expenses		2,911,297	3,413,823	7,489,355	6,722,846
Administrative expenses		39,249,329	36,487,629	79,484,465	74,498,017
Other revenues		5,973,794	4,333,794	12,170,448	24,072,792
Other expenses		1,943,755	1,257,452	2,670,348	3,439,324
Operating income		21,516,390	257,389,856	56,492,489	441,840,685
Financing income	[1]	2,209,379	4,290,268	8,224,531	17,304,710
Financing cost	[2]	36,605,455	34,740,755	74,780,817	64,247,055
Derivative financial instruments income (cost), net		2,489,947	(16,757,949)	2,788,339	(24,509,153)
Foreign exchange income, net		105,359,430	19,648,210	230,676,132	81,450,171
Sum of financing (costs) net, derivative instruments (cost) and foreign exchange income (loss), net		73,453,301	(27,560,226)	166,908,185	9,998,673
Profit sharing in joint ventures and associates		42,013	97,142	151,969	161,148
Income before duties, taxes and other		95,011,704	229,926,772	223,552,643	452,000,506
Profit sharing duty, net		65,282,847	111,751,006	137,202,500	207,310,384
Income tax (benefit) expense		4,305,478	(6,979,640)	4,190,988	(2,958,985)
Total duties, taxes and other		69,588,325	104,771,366	141,393,488	204,351,399
Net income		25,423,379	125,155,406	82,159,155	247,649,107
Currency translation effect		(23,999,531)	(376,243)	(52,255,383)	(19,156,118)
Actuarial gains (losses) - employee benefits, net of taxes		0	158,392,790	0	158,392,790
Total other comprehensive results		(23,999,531)	158,016,547	(52,255,383)	139,236,672
Total comprehensive income		1,423,848	283,171,953	29,903,772	386,885,779
Net income (loss) attributable to:
Controlling interest		25,439,156	125,241,824	82,191,023	247,917,483
Non-controlling interest		(15,777)	(86,418)	(31,868)	(268,376)
Net income		25,423,379	125,155,406	82,159,155	247,649,107
Other comprehensive results attributable to:
Controlling interest		(23,996,992)	158,016,761	(52,249,726)	139,237,969
Non-controlling interest		(2,539)	(214)	(5,657)	(1,297)
Total other comprehensive results		(23,999,531)	158,016,547	(52,255,383)	139,236,672
Comprehensive income (loss):
Controlling interest		1,442,164	283,258,585	29,941,297	387,155,452
Non-controlling interest		(18,316)	(86,632)	(37,525)	(269,673)
Total comprehensive income		$ 1,423,848	$ 283,171,953	$ 29,903,772	$ 386,885,779

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2023 and 2022.
[2]	Mainly interest on debt.